Income Taxes (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Line Items]
Applicable tax rate		25.00%
Income taxes, description		The applicable tax rate is 8.25% on assessable profits arising in or derived from Hong Kong up to HKD2,000,000 and 16.5% on any part of assessable profits over HKD2,000,000.
Income tax effects, description		Under the Enterprise Income Tax Laws of the PRC (the “EIT Laws”), domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. EIT grants preferential tax treatment to certain High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years. For the years ended December 31, 2023, 2022 and 2021, Zhejiang Ebang, Hangzhou Dewang, and Ebang IT were qualified as HNTE and entitled to a preferential income tax rate of 15%.
Research and development activities rate		150.00%
Current pre-tax deduction ratio	200.00%
Statutory income tax rate		25.00%	25.00%	25.00%
Australia [Member]
Income Taxes [Line Items]
Subsidiaries incorporated description		The Australian Income Tax had significant changes progressively since June 30, 2017. From July 1, 2022, companies that are base rate entities must apply the 25% company tax rate. A company is a base rate entity for an income year if 1) the company’s aggregated turnover for that income year is less than AUD50,000,000 of that income year, and 2) it has 80% or less of their assessable income in that income year that is base rate entity passive income.
PRC [Member]
Income Taxes [Line Items]
Research and development activities rate		175.00%
Current pre-tax deduction ratio	175.00%